Organization and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Jul. 03, 2016 USD ($) Subsidiary Joint_Venture Segment Associates shares	Jun. 28, 2015 USD ($) Contract shares	Jun. 29, 2014 USD ($) Contract shares	Jun. 30, 2013 USD ($)	Apr. 05, 2013
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reporting segments related to STRATTEC Security Corporation | Segment	1
Reclassification of deferred tax balance from current assets		$ 9,600,000
Reclassification of deferred income tax balance from non-current liabilities to non-current asset		4,600,000
Cash and cash equivalents	$ 15,477,000	25,695,000	$ 19,756,000	$ 20,307,000
Mexican peso contract: contract end date	Jun. 15, 2018
Fair value, assets, level 1 to level 2 transfers, amount	$ 0	0
Gross balance of the repair and maintenance supply parts inventory	$ 3,200,000	2,900,000
Remaining useful life of intangible assets	1 year 4 months 24 days
Intangible amortization expense	$ 99,000	99,000	99,000
Estimated intangible amortization expense for the next twelve months	99,000
Estimated intangible amortization expense Year two	41,000
Estimated intangible amortization expense thereafter	0
Property, plant and equipment impairment	$ 0	0	0
Number of full time associates | Associates	3,877
Number of associates represented by labor union | Associates	275
Percentage of associate represent by labor union	7.10%
Research and development expenditures	$ 430,000	280,000	700,000
Per individual per calendar year health coverage stop loss limit	$ 150,000	$ 150,000	$ 150,000	$ 150,000
Options, granted | shares	0	10,000	40,000
Employee Stock Option
Organization And Summary Of Significant Accounting Policies [Line Items]
Options expires after date of grant	10 years
Restricted stock | Prior to August 2015
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	3 years
Omnibus Stock Incentive Plan
Organization And Summary Of Significant Accounting Policies [Line Items]
Share based compensation arrangement by share based payment award number of shares authorized | shares	1,850,000
Shares of common stock available for grant | shares	230,289
Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Customer model life production for which production equipment spare parts need to be maintained	12 years
Minimum | Employee Stock Option
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	1 year
Minimum | Restricted stock | August 2015 and Thereafter
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	3 years
Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Customer model life production for which production equipment spare parts need to be maintained	15 years
Maximum | Employee Stock Option
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	4 years
Maximum | Restricted stock | August 2015 and Thereafter
Organization And Summary Of Significant Accounting Policies [Line Items]
Vesting period after the date of grant	5 years
Mexican Peso Forward Contracts
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of Mexican Peso Option Contract | Contract		0	0
Forward contract settlement dates, beginning	Oct. 16, 2015
Forward contract settlement dates, ending	Jun. 15, 2018
MEXICO | Deemed to be Permanently Reinvested
Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 10,600,000
SAL, LLC
Organization And Summary Of Significant Accounting Policies [Line Items]
STRATTEC's percentage ownership in joint venture	51.00%	51.00%	51.00%	51.00%	51.00%
VAST LLC | CHINA
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | Subsidiary	3
VAST LLC | BRAZIL
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | Subsidiary	1
VAST LLC | INDIA
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of joint venture entities | Joint_Venture	1